Investments	3 Months Ended
Mar. 31, 2025
Investments [Abstract]
Disclosure of investments accounted for using equity method [text block]
14 INVESTMENTS
14.1 Investments breakdown

	03/31/2025	12/31/2024

Investments in associates and joint ventures	420,618	453,371
Goodwill	224,096	225,486
Other investments evaluated at fair value through other comprehensive income	1,006,820	1,138,066
	1,651,534	1,816,923

14.2 Investments in associates and joint ventures

Information of investees as at				Company Participation
			03/31/2025	Carrying amount		In the income (expenses) for the period
	Equity	Income (expenses) of the period	Participation equity (%)	03/31/2025	12/31/2024	03/31/2025	03/31/2024
Associate
Foreign
Ensyn Corporation	(936)	(7,046)	24.80%	(232)	2	(3,091)	(1,408)
Spinnova Plc (1)	441,192	(49,051)	18.76%	82,768	95,254	(9,161)	(9,065)
Simplifyber, Inc.			14.20%	28,711	30,060
				111,247	125,316	(12,252)	(10,473)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	8,839	(8,697)	16.66%	1,473	2,923	(1,449)	(1,142)
Ibema Companhia Brasileira de Papel	377,992	7,117	49.90%	188,618	193,901	3,551	7,461
Foreign
F&E Technologies LLC	11,829		50.00%	5,914	6,378
Woodspin Oy	226,731	(13,855)	50.00%	113,366	124,853	(6,927)	(5,753)
				309,371	328,055	(4,825)	566

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	3,737	4,026
Celluforce Inc.			8.28%	25,813	27,823
Nfinite Nanotechnology Inc.			5.00%	5,886	6,347
Lenzing Aktiengesellschaft			15.00%	971,384	1,099,870
				1,006,820	1,138,066
				1,427,438	1,591,437	(17,077)	(9,907)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.52 on March 31, 2025 and EUR0.95 in December 31, 2024.